RIGHT OF USE ASSETS AND LEASE LIABILITIES - Lease Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amounts recognised in the statement of cash flows including expenses on short-term leases, variable lease payments and leases on low value assets
Total cash outflow on leases including expenses on short-term leases, variable lease payments and leases on low value assets	$ 625	$ 861	$ 939
Amounts recognised in the income statement for lease payments not included in lease liabilities
Expenses on short-term leases	25	23	32
Expenses on variable lease payments	486	734	800
Expenses on leases of low value assets	$ 5	$ 2	$ 2
Lease payments percentage	78.00%	85.00%	85.00%